Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

9.                                      Long-Term Debt

Long-term debt consists of the following:

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

PIK Toggle Notes. We issued $230.0 million aggregate principal amount of our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the “PIK Toggle Notes”) on May 31, 2007, and issued an additional $175.0 million aggregate principal amount on June 17, 2011 for a total aggregate outstanding principal amount of $405.0 million.  All of the PIK Toggle Notes were issued under an indenture dated as of May 31, 2007 (the “2007 Indenture”).

On July 24, 2012, we conducted a tender offer to purchase all $405.0 million of our outstanding PIK Toggle Notes. In conjunction with the tender offer, we also solicited consents from holders to proposed amendments to eliminate the right of the holders of the PIK Toggle Notes to benefit from substantially all of the restrictive covenants and certain event of default provisions in the 2007 Indenture with respect to the PIK Toggle Notes. On August 7, 2012 and August 21, 2012, we accepted for payment approximately $317.9 million or 78.48%, and $25,000 or 0.01%, respectively of our outstanding PIK Toggle Notes. On August 7, 2012, we entered into a supplemental indenture governing our PIK Toggle Notes which effected the proposed amendments.  On September 5, 2012, we redeemed our remaining outstanding PIK Toggle Notes of $87.1 million. In connection with the redemption of our PIK Toggle Notes, we incurred $12.3 million of debt extinguishment expense which consisted of a call premium of $9.8 million, and a credit of $2.9 million from the bond premium write-off related to the $175.0 million of PIK Toggle Notes issued on June 17, 2011, and the write-off of unamortized deferred financing costs of $5.4 million.

2012 Notes. On August 7, 2012, we issued $425.0 million in aggregate principal amount of our 7.625% Second Lien Senior Secured Notes (the “2012 Notes”), which mature on August 15, 2020.  All of the 2012 Notes were issued under an indenture dated as of August 7, 2012 (the “2012 Indenture”). The 2012 Indenture provides that the 2012 Notes are our second lien senior secured obligations and are fully and unconditionally guaranteed on a second lien senior secured basis by our existing and certain of our future wholly-owned domestic subsidiaries.

Interest on the 2012 Notes is payable, entirely in cash, semiannually, in arrears, on February 15 and August 15 of each year, beginning on February 15, 2013. We may redeem some or all of the 2012 Notes at the redemption prices set forth in the 2012 Indenture.  If we sell certain assets or undergo certain kinds of changes of control, we must offer to repurchase the 2012 Notes.

Floating Rate Notes.  Our Floating Rate Notes were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the 2007 Indenture.  The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%.  At September 30, 2012, our LIBOR-based rate was 4.1114%, which includes the credit spread. The Floating Rate Notes are redeemable, at our option, in whole or in part, at par plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require us to purchase all or a portion of such holders’ Floating Rate Notes upon a change in control, as defined in the 2007 Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

Interest Rate Swap. In June 2007, we entered into an interest rate swap agreement for $230.0 million, which had the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate of 9.065%.  The effective date for the interest rate swap agreement was December 2007 and it expired June 1, 2012.

The interest rate swap agreement qualified for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test.  Before its expiration on June 1, 2012, the fair value of the interest rate swap agreement was included as a cash flow hedge on our consolidated balance sheet in accordance with ASC Topic 815.  The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge.

2007 Indenture. Our Floating Rate Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by Surgical Services (“Surgical Services”), and are also required to be similarly guaranteed by certain of our future domestic subsidiaries. Our PIK Toggle Notes were similarly guaranteed until their retirement or redemption as described above.  The Floating Rate Notes are, and until their redemption or retirement the PIK Toggle Notes (together with the Floating Rate Notes, the “2007 Notes”) were, our second priority senior secured obligations, ranking (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2007 Indenture contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

•                  incur additional indebtedness;

•                  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

•                  issue redeemable stock or preferred stock;

•                  issue stock of subsidiaries;

•                  make certain investments;

•                  transfer or sell assets;

•                  create liens on our assets to secure debt;

•                  enter into transactions with affiliates; and

•                  merge or consolidate with another company.

The 2007 Indenture specifies certain events of default including among others failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2007 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the outstanding 2007 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2007 Indenture.

Senior Secured Credit Facility. On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the Senior Secured Credit Facility dated as of May 31, 2007. The Senior Secured Credit Facility is a first lien senior secured asset based revolving credit facility (as amended, the “Senior Secured Credit Facility”). The Amended and Restated Credit Agreement increased the aggregate amount we may borrow under the Senior Secured Credit Facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014.

On July 31, 2012, we entered into a Second Amended and Restated Credit Agreement with Bank of America, N.A., as agent for the lenders, and the lenders party thereto (the “Second Amended Credit Agreement”), which amended the senior secured credit facility originally dated as of May 31, 2007 and amended and restated as of May 6, 2010.  The amendment increased the aggregate amount the Company may obtain under revolving loans from $195.0 million to $235.0 million and extended the maturity date to the earliest of (i) July 30, 2017, (ii) 90 days prior to the maturity of the Second Lien Senior Secured Floating Rate Notes due 2015 or (iii) 90 days prior to the maturity of the 7.625% Second Lien Senior Secured Notes due 2020.  Our obligations under the Second Amended Credit Agreement are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent’s stock, any joint ventures and certain other exceptions.  Our obligations under the Second Amended Credit Agreement are unconditionally guaranteed by our parent, UHS Holdco, Inc. and our restricted subsidiaries.

As of September 30, 2012, we had $167.0 million of availability under the Senior Secured Credit Facility after giving effect to $3.4 million used for letters of credit, based on a borrowing base of $201.7 million.

The Senior Secured Credit Facility requires our compliance with various affirmative and negative covenants.  Pursuant to the affirmative covenants, we and our parent, UHS Holdco, Inc, agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

Among other restrictions, and subject to certain definitions and exceptions, the Senior Secured Credit Facility restricts our ability to:

•                  incur indebtedness;

•                  create or permit liens;

•                  declare or pay dividends and certain other restricted payments;

•                  consolidate, merge or recapitalize;

•                  acquire or sell assets;

•                  make certain investments, loans or other advances;

•                  enter into transactions with affiliates;

•                  change our line of business; and

•                  enter into hedging transactions.

The Senior Secured Credit Facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the Senior Secured Credit Facility.

The Senior Secured Credit Facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents.  Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds.  If such a default occurs, the lenders under the Senior Secured Credit Facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the Senior Secured Credit Facility.  Borrowings under the Senior Secured Credit Facility accrue interest (including a credit spread varying with facility usage):

•                  at a per annum rate equal to 1.00% - 1.50% above the rate equal to the greater of (i) the “federal funds rate” plus one-half of one percent (0.50%) per annum, (ii) the “prime rate” announced from time to time by the agent for such day and (iii) the “Eurodollar rate” for a one month interest period as determined on such day, plus one percent (1.0%) payable quarterly in arrears; and

•                  at a per annum rate equal to 2.00% - 2.50% above the adjusted British Bankers Association Interest Settlement Rate for deposits in Dollars rate used by the agent with a term equivalent to the selected interest rate period, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected, provided that for an interest rate period longer than three months, payable in arrears on the respective dates that fall every three months from the beginning of such interest rate period.

At September 30, 2012, we had $31.3 million of borrowings outstanding of which $31.0 million was accruing interest at a rate of 2.478%. At September 30, 2012, we had $0.3 million of borrowing accruing interest at the prime rate of 4.5%.

2012 Indenture. Our 2012 Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by UHS Surgical Services, and are also similarly guaranteed by certain of our future wholly-owned domestic subsidiaries. The 2012 Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, including the Floating Rate Notes, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2012 Indenture governing the 2012 Notes contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

•                  incur additional debt;

•                  pay dividends or make other distributions;

•                  redeem stock;

•                  issue stock of subsidiaries;

•                  make certain investments;

•                  create liens;

•                  enter into transactions with affiliates; and

•                  merge, consolidate or transfer all or substantially all of our assets.

The 2012 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2012 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the 2012 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2012 Indenture.

We were in compliance with all financial debt covenants under the 2007 Indenture, our Senior Secured Credit Facility and the 2012 Indenture for all periods presented.

8. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued in a private placement, at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our Senior Secured Credit Facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 7, Divided and Equity Distribution). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes. On September 12, 2011, the Company's Registration Statement on Form S-4, filed to register the exchange of the Additional Notes for fully registered Additional Notes, and was declared effective by the SEC. The exchange offer expired on October 12, 2011 and on October 18, 2011 we completed an offer to exchange all of the then outstanding Additional Notes for an equivalent amount of new Additional Notes which have been registered under the Securities Act of 1933, as amended. We did not receive any additional proceeds from the exchange offer.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2011, our LIBOR-based rate was 3.450%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2011 is included as a cash flow hedge on our consolidated balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2011. We have not recorded any amounts due to ineffectiveness for any periods presented. We will reclass $2.8 million into earnings, currently recorded in accumulated other comprehensive loss, in the next five months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, (the "Notes"), are guaranteed, jointly and severally, on a second priority senior secured basis by our subsidiary Surgical Services and are similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2011, we had $170.9 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $189.7 million less borrowings of $14.5 million and after giving effect to $4.3 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2011, we had $4.5 million of borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2011, we had $10.0 million of borrowings outstanding that were accruing interest at our LIBOR-based rate, which was 3.270%, which includes the credit spread noted above.

        The Company was in compliance with all financial debt covenants for all periods presented.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2011, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2016 and thereafter, are estimated as follows:

(in thousands)
2012	$5,627
2013	5,323
2014	17,235
2015	636,445
2016	1,017
Thereafter	2,017

Total payments	667,664
Unamortized bond premium	3,433

$671,097